Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

Management has evaluated subsequent events occurring after the date of the financial statements but before the financial statements were issued on March 30, 2023 to determine if there were any such events or transactions that require potential adjustment to or disclosure in the consolidated financial statements. The Company has concluded that all such events that would require adjustment or disclosure have been recognized or disclosed.

Business Combination with Inflection Point Acquisition Corp.

On February 13, 2023 (the “Closing Date”), Intuitive Machines, Inc. (formerly Inflection Point Acquisition Corp. or “IPAX”) and the Company consummated the previously announced transactions contemplated by that certain Business Combination Agreement (the “Business Combination”), whereby the Company issued certain equity securities to Intuitive Machines, Inc. and appointed Intuitive Machines, Inc. as its managing member in exchange for voting equity securities of Intuitive Machines, Inc. (without economic rights) issued or to be issued to the Company’s existing members prior to the Closing Date. In addition, Intuitive Machines, Inc. contributed approximately $34.1 million in available closing cash to the Company after redemptions of shares by shareholders of IPAX prior to the Closing Date. As a result of the transaction, substantially all of the assets and business of the combined entities are held by the Company. The Business Combination was accounted for as a common control transaction with respect to the Company which is akin to a reverse capitalization, with no goodwill or other intangible assets recorded. Under this method of accounting, IPAX was treated as the “accounting acquiree” and the Company as the “accounting acquirer” for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of the Company issuing shares for the net assets IPAX, followed by a recapitalization.